SUPPLEMENTARY PENSION PLANS (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Discount Rate [Member] | Sensitivity Analysis Increase Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	11.57% - 11.94%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (244,821)
Discount Rate [Member] | Sensitivity Analysis Decrease Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	9.57% - 9.94%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 281,522
Medical Inflation [Member] | Sensitivity Analysis Increase Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	8.23% - 8.64%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 69,786
Medical Inflation [Member] | Sensitivity Analysis Decrease Of 1 PP [Member]
IfrsStatementLineItems [Line Items]
Rate	6.23% - 6.64%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (60,384)